Fees Summary	Nov. 04, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 85,000
Previously Paid Amount	0.00
Total Fee Amount	13.01
Total Offset Amount	0.00
Net Fee	13.01
Narrative - Max Aggregate Offering Price	$ 85,000
Final Prospectus	true